Consolidated Statements of Equity - JPY (¥) ¥ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interests	Total
Balance at Mar. 31, 2014	¥ 1,404,139	¥ 890,478	¥ 1,171,098	¥ 134,619	¥ (26)	¥ 21,306	¥ 3,621,614
Balance (in shares) at Mar. 31, 2014	34,411,360
Comprehensive income (loss):
Net income (loss)			218,453			1,750	220,203
Other comprehensive income, net of tax				226,120			226,120
Stock and warrants issuance	¥ 577,800	567,387					1,145,187
Stock and warrants issuance (in shares)	1,000,000
Share-based compensation		27,160					27,160
Exercise of stock options	¥ 15,275	2,367					17,642
Exercise of stock options (in shares)	80,000
Acquisition of noncontrolling interest in a consolidated subsidiary		37				(9,612)	(9,575)
Balance at Mar. 31, 2015	¥ 1,997,214	1,487,429	1,389,551	360,739	(26)	13,444	5,248,351
Balance (in shares) at Mar. 31, 2015	35,491,360
Comprehensive income (loss):
Net income (loss)			(417,632)			5,757	(411,875)
Other comprehensive income, net of tax				(389,224)			(389,224)
Share-based compensation		78,411					78,411
Exercise of stock options	¥ 17,498	3,699					21,197
Exercise of stock options (in shares)	260,000
Dividends paid			(106,472)				(106,472)
Other			163			(3)	160
Balance at Mar. 31, 2016	¥ 2,014,712	1,569,539	865,610	(28,485)	(26)	19,198	¥ 4,440,548
Balance (in shares) at Mar. 31, 2016	35,751,360						35,751,360
Comprehensive income (loss):
Net income (loss)			(865,087)			6,224	¥ (858,863)
Other comprehensive income, net of tax				(53,994)			(53,994)
Conversion of convertible notes	¥ 625,000	719,715					1,344,715
Conversion of convertible notes (in shares)	1,537,502
Share-based compensation		53,032					53,032
Exercise of stock options	¥ 150,690	33,685					184,375
Exercise of stock options (in shares)	633,000
Dividends paid			(107,253)				(107,253)
Other		(5,122)				6,922	1,800
Balance at Mar. 31, 2017	¥ 2,790,402	¥ 2,370,849	¥ (106,730)	¥ (82,479)	¥ (26)	¥ 32,344	¥ 5,004,360
Balance (in shares) at Mar. 31, 2017	37,921,862						37,921,862